Restructuring and Other Impairment Charges	12 Months Ended
Dec. 31, 2010
Restructuring and Other Impairment Charges [Abstract]
Restructuring and other impairment charges
Note 4 — Restructuring and other impairment charges
The amounts recognized in restructuring and other impairment charges for 2010, 2009 and 2008 consisted of the following:

	2010	2009	2008
	(Dollars in thousands)
2007 Arrow integration program	2,875	6,991	15,957
2006 restructuring program	—	—	901
Aggregate impairment charges — investments and certain fixed assets	—	3,356	8,088

Restructuring and other impairment charges	$2,875	$10,347	$24,946

2007 Arrow Integration Program
The charges associated with the 2007 Arrow integration program that were included in restructuring and other impairment charges for the years ended 2010, 2009, and 2008 were as follows:

	Medical
	2010	2009	2008
	(Dollars in thousands)
Termination benefits	$1,015	$4,033	$13,502
Facility closure costs	812	577	870
Contract termination costs	1,503	1,622	1,092
Asset impairments	—	42	5,188
Gain on sale of assets	(458)	—	—
Other restructuring costs	3	759	493

	$2,875	$7,033	$21,145

A reconciliation of the changes in accrued liabilities associated with the 2007 Arrow integration program from December 31, 2008 through December 31, 2010 is set forth in the following tables:

		Facility	Contract	Other
	Termination	Closure	Termination	Restructuring
	Benefits	Costs	Costs	Costs	Total
	(Dollars in thousands)
Balance at December 31, 2008	$7,815	$601	$—	$159	$8,575
Subsequent accruals	4,033	577	1,622	759	6,991
Cash payments	(9,480)	(877)	(952)	(896)	(12,205)
Foreign currency translation	(185)	1	17	1	(166)

Balance at December 31, 2009	2,183	302	687	23	3,195
Subsequent accruals	1,015	812	1,503	3	3,333
Cash payments	(2,508)	(1,097)	(28)	(3)	(3,636)
Foreign currency translation	(90)	(17)	(24)	(1)	(132)

Balance at December 31, 2010	$600	$—	$2,138	$22	$2,760

As of December 31, 2010, the Company expects future restructuring expenses associated with the 2007 Arrow integration program, if any, to be nominal.
2006 Restructuring Program
In June 2006, the Company began certain restructuring initiatives that affected both of the Company’s reporting segments. These initiatives involved the consolidation of operations and a related reduction in workforce at several of the Company’s facilities in Europe and North America. The Company implemented these initiatives as a means to improving operating performance and to better leverage the Company’s existing resources.
For 2008, the charges associated with the 2006 restructuring program, all of which were accrued in the Medical Segment were as follows:

2008
(Dollars in thousands)
Termination benefits	$589
Contract termination costs	312

$901

Termination benefits were comprised of severance-related payments for all employees terminated in connection with the 2006 restructuring program. Contract termination costs related primarily to the termination of leases in conjunction with the consolidation of facilities.
The 2006 Restructuring program ended as of December 31, 2008, and no costs were incurred under this program in 2010 and 2009. The accrued liability at December 31, 2010 and December 31, 2009 was nominal.
Impairment Charges
During the third quarter of 2009, based on continued deterioration in the California real estate market, the Company recorded $3.3 million in impairment charges to fully write-off an investment in a real estate venture in California. The Company initially invested in the venture in 2004 by contributing property and other assets that had been part of one of its former manufacturing sites.
During the fourth quarter of 2008, the following charges were recognized:
•	Charges of $2.7 million were recorded in the fourth quarter of 2008 related to five of the Company’s minority held investments due to deteriorating economic conditions.
•	An asset classified as held for sale was determined to be impaired and a $0.2 million impairment charge was recognized.
•	An asset impairment charge of $5.2 million in the Medical Segment related to facilities that were reclassified to held for sale as of the fourth quarter of 2008.